Pacer US Small Cap Cash Cows 100 ETF
Schedule of Investments
July 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 2.7%
Cargurus, Inc. (a)(b)	1,051,268	$23,821,733
Shutterstock, Inc. (a)	305,648	15,725,589
Thryv Holdings, Inc. (a)(b)	524,344	12,426,953
YELP, Inc. (b)	650,805	29,318,765
		81,293,040
Consumer Discretionary - 26.2%
Cavco Industries, Inc. (a)(b)	82,822	24,486,324
Century Communities, Inc.	534,928	41,307,140
Chico's FAS, Inc. (a)(b)	5,970,551	36,420,361
Designer Brands, Inc. - Class A	1,849,584	18,403,361
Ethan Allen Interiors, Inc. (a)	464,099	14,605,196
Green Brick Partners, Inc. (a)(b)	499,636	28,239,427
LCI Industries (a)	386,207	52,628,428
M/I Homes, Inc. (b)	513,307	51,330,700
MDC Holdings, Inc. (a)	1,235,862	63,375,003
Meritage Homes Corp.	409,788	61,037,923
Monarch Casino & Resort, Inc. (a)	199,000	13,794,680
Monro, Inc. (a)	463,074	16,971,662
Movado Group, Inc.	180,047	5,167,349
Patrick Industries, Inc. (a)	494,991	42,841,471
Perdoceo Education Corp. (b)	1,059,763	14,147,836
Signet Jewelers Ltd. (a)	737,042	59,324,511
Steven Madden Ltd. (a)	839,293	28,015,600
Stride, Inc. (b)	480,229	18,349,550
The Aaron's Co., Inc.	771,076	12,198,422
The Buckle, Inc. (a)	713,922	26,100,988
The ODP Corp. (b)	642,312	32,038,523
Tri Pointe Homes, Inc. (b)	1,686,584	53,768,298
Vista Outdoor, Inc. (b)	1,754,255	53,153,926
Winnebago Industries, Inc. (a)	458,932	31,574,522
		799,281,201
Consumer Staples - 6.4%
Cal-Maine Foods, Inc. (a)	1,105,226	51,050,389
Medifast, Inc. (a)	272,051	27,719,276
The Andersons, Inc	1,211,700	59,155,194
United Natural Foods, Inc. (b)	2,377,548	49,452,998
USANA Health Sciences, Inc. (b)	148,692	9,651,598
		197,029,455
Energy - 22.0%
California Resources Corp. (a)	1,294,112	69,040,875
Callon Petroleum Co. (a)(b)	1,447,725	54,376,551
Civitas Resources, Inc. (a)	766,613	57,388,649
CONSOL Energy, Inc.	867,073	64,614,280
CVR Energy, Inc. (a)	1,960,964	72,045,817
Dorian LPG Ltd. (a)	725,178	21,566,794
NexTier Oilfield Solutions, Inc. (a)(b)	3,892,192	46,394,929
Par Pacific Holdings, Inc. (b)	2,289,822	72,083,597
Patterson-UTI Energy, Inc.	2,951,156	46,746,311
REX American Resources Corp. (b)	138,762	5,136,969
RPC, Inc. (a)	1,992,560	16,578,099
SM Energy Co. (a)	1,880,681	68,249,913
Talos Energy, Inc. (a)(b)	2,183,584	34,937,344
US Silica Holdings, Inc. (b)	1,710,666	22,255,765
Vital Energy, Inc. (a)(b)	424,429	22,401,363
		673,817,256
Health Care - 6.2%
AMN Healthcare Services, Inc. (a)(b)	422,329	45,252,552
Collegium Pharmaceutical, Inc. (a)(b)	876,232	19,943,040
Cross Country Healthcare, Inc. (a)(b)	813,187	20,980,225
Harmony Biosciences Holdings, Inc. (a)(b)	491,084	17,369,641
Innoviva, Inc. (a)(b)	1,055,242	14,298,529
Ironwood Pharmaceuticals, Inc. (a)(b)	2,773,625	30,759,501
Ligand Pharmaceuticals, Inc. (b)	153,567	10,278,239
Supernus Pharmaceuticals, Inc. (b)	504,704	15,489,366
Veradigm, Inc. (a)(b)	1,044,113	14,116,408
		188,487,501
Industrials - 20.5%
American Woodmark Corp. (b)	222,520	17,053,933
ArcBest Corp.	411,544	47,870,798
Boise Cascade Co.	703,744	72,830,467
Encore Wire Corp. (a)	295,748	50,481,226
Forward Air Corp. (a)	238,537	28,347,737
GMS, Inc. (a)(b)	631,241	46,516,149
Griffon Corp.	1,072,840	44,758,885
Heidrick & Struggles International, Inc.	128,226	3,496,723
Hub Group, Inc. - Class A (b)	355,753	32,064,018
Insteel Industries, Inc.	144,576	4,662,576
Interface, Inc.	943,484	9,217,839
Korn/Ferry International	640,112	33,721,100
Liquidity Services, Inc. (a)(b)	303,308	5,089,508
Matson, Inc. (a)	725,107	67,768,500
Mueller Industries, Inc. (a)	653,953	53,009,430
Powell Industries, Inc.	104,500	6,351,510
Quanex Building Products Corp.	422,831	11,898,464
Resources Connection, Inc.	571,720	9,136,086
Titan International, Inc. (a)(b)	1,513,012	18,897,520
TrueBlue, Inc. (b)	504,534	7,542,783
Veritiv Corp. (a)	287,521	40,290,318
Wabash National Corp. (a)	611,096	14,470,753
		625,476,323
Information Technology - 9.1%
Adeia, Inc.	1,999,884	24,038,606
Cohu, Inc. (a)(b)	332,353	14,507,209
Digital Turbine, Inc. (a)(b)	1,074,342	11,645,867
Extreme Networks, Inc. (b)	1,101,522	29,289,470
Insight Enterprises, Inc. (a)(b)	363,208	53,278,982
InterDigital, Inc. (a)	289,071	26,793,991
Kulicke & Soffa Industries, Inc.	509,057	30,482,333
MaxLinear, Inc. (a)(b)	966,039	23,832,182
NetScout Systems, Inc. (b)	567,371	15,858,019
PC Connection, Inc.	198,364	9,602,801
Photronics, Inc. (b)	695,180	18,387,511
TTM Technologies, Inc. (b)	1,422,527	20,427,488
		278,144,459
Materials - 6.5%
AdvanSix, Inc. (a)	406,538	16,306,239
FutureFuel Corp.	322,408	3,133,806
Myers Industries, Inc.	333,588	6,541,661
Olympic Steel, Inc.	443,434	24,739,183
SunCoke Energy, Inc.	1,917,831	17,030,339
Sylvamo Corp.	1,020,231	50,062,735
TimkenSteel Corp. (b)	569,194	13,262,220
Warrior Met Coal, Inc.	1,521,310	67,317,968
		198,394,151
TOTAL COMMON STOCKS (Cost $2,597,061,220)		3,041,923,386

REAL ESTATE INVESTMENT TRUSTS - 0.3%
Orion Office REIT, Inc. (a)	1,420,048	9,230,312
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,468,873)		9,230,312
	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 4.210% (c)	$4,313,925	4,313,925
TOTAL SHORT-TERM INVESTMENTS (Cost $4,313,925)		4,313,925
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 18.5%
Mount Vernon Liquid Assets Portfolio, LLC, 5.440% (c)	564,852,536	564,852,536
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $564,852,536)		564,852,536

Total Investments (Cost $3,175,696,554) - 118.5%		3,620,320,159
Liabilities in Excess of Other Assets - (18.5)%		(565,247,681)
TOTAL NET ASSETS - 100.0%		$3,055,072,478

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of July 31, 2023. The total value of securities on loan is $557,378,706 or 18.2% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of July 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 3,041,923,386	$ -	$ -	$ -	$ 3,041,923,386
Real Estate Investment Trusts	9,230,312				9,230,312
Short-Term Investments	4,313,925	-	-	-	4,313,925
Investments Purchased with Proceeds from Securities Lending	-	-	-	564,852,536	564,852,536
Total Investments in Securities	$ 3,055,467,623	$ -	$ -	$ 564,852,536	$ 3,620,320,159
^ See the Schedules of Investments for sector breakouts.
For the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.